Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	₩ 1,896	₩ 11,960
Demand deposits and checking accounts	1,259,813	1,312,426
Time deposits	360,985	254,888
Other cash equivalents	989,836	868,345
Cash and cash equivalents	₩ 2,612,530	₩ 2,447,619